Significant Accounting Policies (Detail) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Significant Accounting Policies [Line Items]
Net cash provided by operating activities	$ 15,400,000	$ 50,714,000	$ 66,667,000	$ 83,916,000	$ 55,738,000	$ 29,251,000
Net cash used in investing activities	50,600,000	$ (67,534,000)	$ (39,711,000)	(88,924,000)	$ (39,377,000)	$ (42,662,000)
Internal use software development costs				1,500,000
Maximum
Significant Accounting Policies [Line Items]
FDIC coverage amount				$ 250,000
Customer Concentration Risk | Sales Revenue, Net | State and local government payors
Significant Accounting Policies [Line Items]
Concentration risk, percentage				90.00%
Scenario, Adjustment
Significant Accounting Policies [Line Items]
Net cash provided by operating activities	6,100,000
Net cash used in investing activities	$ 6,100,000